NATIXIS FUNDS

Supplement dated January 28, 2020 to the Prospectus dated June 1, 2019, as may be revised or supplemented from time to time, for the following funds:

Natixis Sustainable Future 2015 Fund®	Natixis Sustainable Future 2040 Fund®
Natixis Sustainable Future 2020 Fund®	Natixis Sustainable Future 2045 Fund®
Natixis Sustainable Future 2025 Fund®	Natixis Sustainable Future 2050 Fund®
Natixis Sustainable Future 2030 Fund®	Natixis Sustainable Future 2055 Fund®
Natixis Sustainable Future 2035 Fund®	Natixis Sustainable Future 2060 Fund®

(each a “Fund” and together the “Funds”)

Effective January 28, 2020, Michael A. Nicolas has joined the portfolio management team of each Fund.

The information in the subsection “Portfolio Managers” within the section “Management” of the Fund Summary for each Fund is revised to include the following under “Harris Associates”:

Michael A. Nicolas, CFA® has served as a portfolio manager of the Fund since 2020.

The subsection “Meet the Funds’ Portfolio Managers” under the section “Management Team” in the Prospectus is revised to include the following under “Harris Associates”:

Michael A. Nicolas, CFA® has served as a co-portfolio manager of the Harris Associates Large Cap Value Segment of each Fund since 2020. Mr. Nicolas, portfolio manager and analyst of Harris Associates, joined the firm in 2013. Mr. Nicolas received a B.A. from the University of Wisconsin-Madison. Mr. Nicolas holds the designation of Chartered Financial Analyst® and has over 16 years of investment experience.

Effective January 29, 2020, the third paragraph and the Funds’ target allocations table under the sub-section “Additional Information” within the section “More About Goals and Strategies,” in the Funds’ Statutory Prospectus are amended and restated as follows:

Subject to the oversight of Natixis Advisors, the Funds’ Subadviser, Wilshire, determines each Fund’s glide path and target allocations. The following table lists each Fund’s target allocations as of January 29, 2020. Under normal market conditions, each Fund may deviate no more than plus or minus 10% from its target equity and fixed-income allocations. The fixed-income allocations include cash allocations.

	2015 Fund	2020 Fund	2025 Fund	2030 Fund	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund	2060 Fund
Equity	44.5%	52.5%	61.0%	69.5%	78.0%	85.0%	90.0%	92.5%	92.5%	92.5%
U.S. Equity	31.5%	36.5%	41.0%	47.0%	53.0%	57.5%	59.5%	60.0%	60.0%	60.0%
Non-U.S. Equity	13.0%	16.0%	20.0%	22.5%	25.0%	27.5%	30.5%	32.5%	32.5%	32.5%
Fixed-Income	55.5%	47.5%	39.0%	30.5%	22.0%	15.0%	10.0%	7.5%	7.5%	7.5%

NATIXIS FUNDS

Supplement dated January 28, 2020 to the Statement of Additional Information dated June 1, 2019, as may be revised or supplemented from time to time, for the following funds:

Natixis Sustainable Future 2015 Fund®	Natixis Sustainable Future 2040 Fund®
Natixis Sustainable Future 2020 Fund®	Natixis Sustainable Future 2045 Fund®
Natixis Sustainable Future 2025 Fund®	Natixis Sustainable Future 2050 Fund®
Natixis Sustainable Future 2030 Fund®	Natixis Sustainable Future 2055 Fund®
Natixis Sustainable Future 2035 Fund®	Natixis Sustainable Future 2060 Fund®

Effective January 28, 2020, Michael A. Nicolas has joined the management team of each Fund.

The following information supplements the sub-sections “Portfolio Managers’ Management of Other Accounts” and “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information.”

Portfolio Managers’ Management of Other Accounts

The following table provides information on the other accounts managed by Michael A. Nicolas as of January 27, 2020:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance
Name of Portfolio Manager (Firm)	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Michael A. Nicolas (Harris Associates)	0	$0	0	$0	0	$0	0	$0	0	$0	0	$0

Portfolio Managers’ Ownership of Fund Shares

As of January 27, 2020, Mr. Nicolas did not own any shares of the Funds.